UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172     01-25-2006
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  167332

List of Other Included Managers:

                                                            FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID TECHNOLOGY INC            COM              05367p100     7345   197115 SH       SOLE                    47471     6218   143426
AVIS BUDGET GROUP, INC         COM              053774105    13178   607547 SH       SOLE                    97872    12840   496835
BOSTON SCIENTIFIC CORP         COM              101137107     5676   330362 SH       SOLE                    82920    12640   234802
CHECKFREE CORPORATION          COM              162813109     7376   183677 SH       SOLE                    44430     5503   133744
CITIGROUP INC                  COM              172967101     3710    66604 SH       SOLE                    30133     3549    32922
COCA COLA CO                   COM              191216100     3635    75343 SH       SOLE                    33862     3937    37544
CONOCOPHILLIPS                 COM              20825c104     3891    54076 SH       SOLE                    23439     2679    27958
COOPER COMPANIES INC NEW (THE) COM              216648402     2820    63366 SH       SOLE                    28484     4251    30631
FIRST AMERICAN CORP            COM              318522307     5224   128412 SH       SOLE                    32847     4374    91191
FISERV INC                     COM              337738108     3917    74729 SH       SOLE                    31246     2996    40487
GENERAL ELECTRIC CO            COM              369604103     3708    99657 SH       SOLE                    45126     5113    49418
HANESBRANDS INC                COM              410345102     7847   332212 SH       SOLE                    82017     9267   240928
HEALTHCARE REALTY TRUST        COM              421946104     3182    80481 SH       SOLE                    32156             48325
HOSPIRA INC                    COM              441060100    10794   321446 SH       SOLE                    80467     3342   237637
JACKSON HEWITT TAX SERVICE INC COM              468202106    10619   312596 SH       SOLE                    53489     6493   252614
KITE REALTY GROUP TRUST        COM              49803T102     1748    93877 SH       SOLE                    47412     9873    36592
LEAP WIRELESS INTL INC NEW     COM              521863308    10873   182835 SH       SOLE                    38898     4005   139932
LEXMARK INTERNATIONAL INC CL A COM              529771107    11438   156261 SH       SOLE                    33756     3950   118555
MIRANT CORP                    COM              60467r100     9081   287645 SH       SOLE                    66125     7899   213621
PACIFIC SUNWEAR OF CALIFORNIA  COM              694873100     5861   299322 SH       SOLE                    88928     9614   200780
PLATINUM UNDERWRITERS HOLDINGS COM              g7127p100     2594    83825 SH       SOLE                    37388     3827    42610
RELIANT ENERGY INC             COM              75952b105    12560   883894 SH       SOLE                   113243    12928   757723
THE GREAT ATLANTIC & PACIFIC T COM              390064103     7847   304838 SH       SOLE                    72931     9466   222441
TYCO INTERNATIONAL LTD         COM              902124106     3586   117969 SH       SOLE                    53295     6746    57928
UNITEDHEALTH GROUP INC         COM              91324p102     8823   164205 SH       SOLE                    36311     4595   123299